CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Income	$ 181,652	$ 193,942	$ 153,055
Defined benefit pension plans:
Net actuarial gain (loss)	(15,524)	(32,701)	(14,118)
Amortization of prior service cost	1,015	828	828
Amortization of net actuarial loss	25,549	15,776	16,781
Regulatory adjustment	(6,257)	12,590	(3,462)
Net defined benefit pension plans	4,783	(3,507)	29
Forward-starting interest rate swaps (“FSIRS”):
Amounts reclassified into net income	2,541	2,073	2,075
Net forward-starting interest rate swaps	2,541	2,073	2,075
Foreign currency translation adjustments	(3,010)	1,771	161
Total other comprehensive income, net of tax	4,314	337	2,265
Comprehensive income	185,966	194,279	155,320
Comprehensive income (loss) attributable to noncontrolling interests	(625)	112	1,019
Comprehensive income attributable to Southwest Gas Holdings, Inc.	186,591	194,167	154,301
Southwest Gas Corporation
Net Income	138,842	156,818	153,055
Net Income from continuing operations	138,842	156,818	119,423
Defined benefit pension plans:
Net actuarial gain (loss)	(15,524)	(32,701)	(14,118)
Amortization of prior service cost	1,015	828	828
Amortization of net actuarial loss	25,549	15,776	16,781
Regulatory adjustment	(6,257)	12,590	(3,462)
Net defined benefit pension plans	4,783	(3,507)	29
Forward-starting interest rate swaps (“FSIRS”):
Amounts reclassified into net income	2,541	2,073	2,075
Net forward-starting interest rate swaps	2,541	2,073	2,075
Total other comprehensive income, net of tax	7,324	(1,434)	2,104
Comprehensive income	146,166	155,384	121,527
Discontinued operations-construction services, net income	0	0	32,618
Discontinued operations - utility infrastructure services, foreign currency translation adjustments	0	0	161
Discontinued operations - utility infrastructure services, comprehensive income	0	0	32,779
Discontinued operations - utility infrastructure services, comprehensive income (loss) attributable to noncontrolling interests	0	0	(5)
Comprehensive income attributable to discontinued operations – utility infrastructure services	0	0	32,774
Comprehensive income attributable to Southwest Gas Holdings, Inc.	$ 146,166	$ 155,384	$ 154,301